Summary of Significant Accounting Policies - Offering Costs (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs			$ 435,036
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 37,748,594	37,748,594
Public And Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 2,536,382	$ 2,536,382